Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 12, 2012
Touchstone Value Fund (Prospectus Summary): | Touchstone Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Value Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Value Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 12 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Touchstone Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.61%
Touchstone Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLCX
Touchstone Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLIX
Touchstone Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLYX